COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS
Rent expenses under operating leases	$ 40,490	$ 28,927	$ 17,412
Future minimum lease payments under non-cancelable operating leases agreements
2013	33,108
2014	26,936
2015	21,320
2016	14,692
2017 and thereafter	19,773
Total	$ 115,829